Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Leases [Abstract]
Remainder of 2019	$ 2,790
2020	3,593
2021	3,195
2022	3,069
2023	3,087
Thereafter	20,329
Total lease payments	36,063
Less: Interest	(15,785)
Total lease obligations	$ 20,278